Nature Of Operations	12 Months Ended
Mar. 31, 2012
Nature Of Operations

1.    Nature of operations:

Nippon Telegraph and Telephone Corporation (“NTT”) and its subsidiaries (“NTT Group”) conduct the following main business activities: regional communications (domestic intra-prefectural communication services and incidental services), principally operated by Nippon Telegraph and Telephone East Corporation (“NTT East”) and Nippon Telegraph and Telephone West Corporation (“NTT West”); long-distance and international communications (domestic inter-prefectural communication services, international communication services, solution services and related services), principally operated by NTT Communications Corporation (“NTT Communications”); mobile communications (mobile phone services and related services), principally operated by NTT DOCOMO, Inc. (“NTT DOCOMO”); and data communications (system integration, network system services, etc.), principally operated by NTT DATA CORPORATION (“NTT DATA”). NTT’s mobile communications business terminated mova services on March 31, 2012.

Pursuant to the Nippon Telegraph and Telephone Corporation Law (“NTT Law”) as approved by the Japanese Diet, NTT was incorporated on April 1, 1985, upon which all the assets and liabilities of Nippon Telegraph and Telephone Public Corporation (“Public Corporation”) were transferred to NTT. As provided for in the supplementary provisions of the NTT Law, all the new shares held by Public Corporation were transferred to the Japanese Government upon the dissolution of Public Corporation on April 1, 1985. The NTT Law specifies, however, that such government ownership may eventually be reduced to one-third. Since incorporation, the Japanese Government has sold NTT’s common stock to the public. The Japanese Government’s ownership ratio of NTT’s issued stock is 32.6% as of March 31, 2012. As a normal part of its business operations, NTT provides various telecommunications and other services to the Japanese Government.

Note: In December 2000, NTT issued new shares in a public offering. These shares are not included in the total number of issued shares when calculating the percentage of Government-owned shares by special provisions regarding the method for calculating the total number of issued shares of NTT (NTT Law, Supplementary Provisions, Article 13). The total number of Government-owned shares includes shares unregistered because of failure to make title transfer and therefore not actually owned by the Government. These shares are nominally owned by the Government but excluded from the total number of shares owned by the Government when calculating the percentage of Government-owned shares. Taking these conditions into account, the percentage of Government-owned shares is 33.3%.